Consolidated Statements of Changes in Member's (Deficit) Capital - USD ($) $ in Thousands	Total	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Common Class M [Member]	Total Members (Deficit) Capital Excluding Noncontrolling Interest [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2020	$ (102)	$ (102)			$ (102)
Balance, shares at Dec. 31, 2020		100
Issuance of units	$ 213,204	$ 213,204			213,204
Issuance of units, shares	3,382,049	2,132,039	100,000	1
Contribution from noncontrolling interest	$ 200					200
Exchange of Belpointe REIT, Inc. shares to Belpointe PREP, LLC Class A Units (Note 2)	114,260	$ 114,361			114,361	(101)
Exchange of Belpointe REIT, Inc. shares to Belpointe PREP, LLC Class A Units (Note 2), Shares		1,250,010
Offering costs	(645)	$ (645)			(645)
Net loss	(3,042)	(3,135)			(3,135)	93
Balance at Dec. 31, 2021	323,875	$ 323,683			323,683	192
Balance, shares at Dec. 31, 2021		3,382,149	100,000	1
Issuance of units	$ 14,130	$ 14,130			14,130
Issuance of units, shares	141,300	141,300
Contribution from noncontrolling interest	$ 433					433
Offering costs	(648)	(648)			(648)
Net loss	(8,238)	(7,683)			(7,683)	(555)
Acquisition of ownership in CMC Storrs SPV, LLC (Note 6)	3,100					3,100
Balance at Dec. 31, 2022	$ 332,652	$ 329,482			$ 329,482	$ 3,170
Balance, shares at Dec. 31, 2022		3,523,449	100,000	1